CASH (Schedule of Cash) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH [Abstract]
Bank balances and cash	$ 390,646,863	$ 364,731,170
Less: Restricted cash	(145,413,726)	(118,130,253)
Less: Certificates of deposit	(16,372,128)
Cash	228,861,009	246,600,917	119,477,298	79,607,369
Certificates of deposit	$ 3,210,221	$ 3,177,679